Basis of Preparation and Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Application of new accounting standards
Trade and other payables		$ 10,913	$ 10,072	$ 10,913	$ 10,072	$ 11,641
Trade and other receivables		5,257	4,348	5,257	4,348	5,009
Taxation		93	46	151	116
Retained earnings		5,879	6,930	5,879	6,930	8,221
Externalisation Revenue		125	111	318	673
Going concern
Financial resources		1,800		1,800
Cash balances		3,000		3,000
Undrawn committed bank facilities		3,000		3,000
Interest-bearing loans and borrowings		$ 4,215	$ 2,933	$ 4,215	$ 2,933	$ 2,247
Increase in earnings per share				$ 0.01
Increase (decrease) due to application of IFRS 15
Application of new accounting standards
Trade and other payables	$ 133
Trade and other receivables	20
Taxation	22
Retained earnings	$ 91
Externalisation Revenue				$ 14